FINANCIAL INSTRUMENTS AND DERIVATIVES	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
FINANCIAL INSTRUMENTS AND DERIVATIVES
FINANCIAL INSTRUMENTS AND DERIVATIVES

We periodically enter into certain commodity derivative instruments such as futures contracts, swaps, collars, and basis swap contracts, which are effective in mitigating commodity price risk associated with a portion of our future monthly natural gas and crude oil production and related cash flows. We have not designated any of our commodity derivatives as hedges under ASC 815. When actual commodity prices exceed the fixed price provided by these contracts, we pay this excess to the counterparty, and when actual commodity prices are below the contractually provided fixed prices, we receive the difference from the counterparty.
In a commodities swap agreement, the Company trades the fluctuating market prices of oil or natural gas at specific delivery points over a specified period, for fixed prices. As a producer of oil and natural gas, the Company holds these commodity derivatives to protect the operating revenues and cash flows related to a portion of our future natural gas and crude oil sales from the risk of significant declines in commodity prices, which helps insure our ability to fund our capital budget.  If the price of a commodity rises above what we have agreed to receive in the swap agreement, the amount that we agree to pay the counterparty would theoretically be offset by the increased amount we received for our production.
The Company also enters into three-way collars with third parties. These instruments typically establish two floors and one ceiling. Upon settlement, if the index price is below the lowest floor, the Company receives the difference between the two floors. If the index price is between the two floors, the Company receives the difference between the higher of the two floors and the index price. If the index price is between the higher floor and the ceiling, the Company does not receive or pay any amounts. If the index price is above the ceiling, the Company pays the excess over the ceiling price. The advantage to the Company of the three-way collar is that the proceeds from the second floor allow us to lower the total cost of the collar.
Our failure to service any of our debt or to comply with any of our debt covenants could result in a default under the related debt agreement, and under any commodity derivative contract under which such debt default is a cross-default, which could result in the early termination of the commodity derivative contract, an early termination payment obligation thereunder, and/or otherwise materially adversely affect our business, financial condition and results of operations.
As of June 30, 2013, we had the following derivative instruments in place:

			Weighted Average
Natural Gas	Period	MMBTU/day	Price per MMBTU
Collars	Jul 2013 - Dec 2013	12,500	$4.50 - $5.96
Swaps	Jul 2013 - Dec 2013	25,500	$3.64
	Jan 2014 - Dec 2014	5,000	$4.26
Ceilings purchased (call)	Jul 2013 - Dec 2013	10,000	$6.00
	Jan 2014 - Dec 2014	10,000	$6.15
Ceilings sold (call)	Jan 2014 - Dec 2014	26,000	$5.47
Floors purchased (put)	Jul 2013 - Dec 2013	10,000	$4.25
Floors sold (put)	Jan 2014 - Dec 2014	10,000	$3.75
			Weighted Average
Crude Oil	Period	Bbls/day	Price per Bbl
Collars	Jul 2013 - Dec 2013	2,763	$81.38 - $97.61
	Jan 2014 - Dec 2014	663	$85.00 - $91.25
	Jan 2015 - Dec 2015	259	$85.00 - $91.25
Three-way collars (1)	Jul 2013 - Dec 2013	2,000	$60.63 - $80.00 - $100.00
	Jan 2014 - Dec 2014	4,000	$64.94 - $85.00 - $102.50
Three-way collars (2)	Jul 2013 - Dec 2013	763	$65.00 - $91.25 - $101.25
Swaps	Jul 2013 - Dec 2013	5,450	$92.72
Ceilings purchased (call)	Jul 2013 - Dec 2013	2,250	$100.00
Ceilings sold (call)	Jan 2015 - Dec 2015	1,570	$120.00
Floors purchased (put)	Jul 2013 - Dec 2013	1,750	$90.00
Floors sold (put)	Jul 2013 - Dec 2013	5,438	$76.03
	Jan 2014 - Dec 2014	663	$65.00
	Jan 2015 - Dec 2015	259	$70.00
(1) These three-way collars are a combination of three options: a sold call, a purchased put and a sold put

(2) This three-way collar is a combination of three options: a sold call, a purchased call and a sold put

Currently, Bank of America, Bank of Montreal, KeyBank National Association, Credit Suisse Energy, LLC, UBS AG London Branch, Deutsche Bank AG London Branch, Citibank, N.A., and J. Aron & Company are the only counterparties to our commodity derivatives positions.  We are exposed to credit losses in the event of nonperformance by the counterparties; however, we do not anticipate nonperformance by the counterparties over the term of the commodity derivatives positions.  All counterparties or their affiliates are participants in our MHR Senior Revolving Credit Facility, and the collateral for the outstanding borrowings under our MHR Senior Revolving Credit Facility is used as collateral for our commodity derivatives with those counterparties.

At June 30, 2013, the Company had preferred stock derivative liabilities resulting from certain conversion features, redemption options, and other features of our Series A Convertible Preferred Units of Eureka Hunter Holdings. See "Note 4 – Fair Value of Financial Instruments" and "Note 11 — Redeemable Preferred Stock," for more information.

At June 30, 2013, the Company also had a convertible security embedded derivative asset primarily due to the conversion feature of the promissory note received as partial consideration for the sale of Hunter Disposal. See "Note 4 – Fair Value of Financial Instruments," "Note 6 – Divestitures and Discontinued Operations" and "Note 13 – Related Party Transactions," for additional information.

The following table summarizes the fair value of our commodity derivative contracts as of the dates indicated:

		Gross Derivative Assets		Gross Derivative Liabilities
Derivatives not designated as hedging instruments	Balance Sheet Classification	June 30, 2013	December 31, 2012	June 30, 2013	December 31, 2012
		(in thousands)
Commodity
	Current assets - derivatives	$3,152	$4,882	$—	$—
	Derivatives and other long term assets	1,548	—	—	—
	Derivatives and other current liabilities	—	—	(2,254)	(3,501)
	Derivatives and other long term liabilities	—	—	(175)	(3,976)
Total commodity		$4,700	$4,882	$(2,429)	$(7,477)
Financial
	Derivative assets - current	$53	$264	$—	$—
	Derivative liabilities - long term	—	—	(55,948)	(43,548)
Total financial		$53	$264	$(55,948)	$(43,548)

 The following table summarizes the realized and unrealized gains and losses on change in fair value of our derivative contracts as of the dates indicated:

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
	(in thousands)
Realized gain (loss)	$(1,261)	$4,251	$(305)	$5,738
Unrealized gain (loss)	7,661	13,853	(786)	13,469
Net gain (loss)	$6,400	$18,104	$(1,091)	$19,207

FINANCIAL INSTRUMENTS AND DERIVATIVES
We periodically enter into certain commodity derivative instruments such as futures contracts, swaps, collars, and basis swap contracts , which are effective in mitigating commodity price risk associated with a portion of our future monthly natural gas and crude oil production and related cash flows. We have not designated any of our commodity derivatives as hedges under ASC 815. When actual commodity prices exceed the fixed price provided by these contracts, we pay this excess to the counterparty, and when actual commodity prices are below the contractually provided fixed prices, we receive the difference from the counterparty.
In a commodities swap agreement, the Company trades the fluctuating market prices of oil or natural gas at specific delivery points over a specified period, for fixed prices. As a producer of oil and natural gas, the Company holds these commodity derivatives to protect the operating revenues and cash flows related to a portion of our future natural gas and crude oil sales from the risk of significant declines in commodity prices, which helps insure our ability to fund our capital budget.  If the price of a commodity rises above what we have agreed to receive in the swap agreement, the amount that we agree to pay the counterparty would theoretically be offset by the increased amount we received for our production.
The Company also enters into three-way collars with third parties. These instruments typically establish two floors and one ceiling. Upon settlement, if the index price is below the lowest floor, the Company receives the difference between the two floors. If the index price is between the two floors, the Company receives the difference between the higher of the two floors and the index price. If the index price is between the higher floor and the ceiling, the Company does not receive or pay any amounts. If the index price is above the ceiling, the Company pays the excess over the ceiling price. The advantage to the Company of the three-way collar is that the proceeds from the second floor allow us to lower the total cost of the collar.
Our failure to service any of our debt or to comply with any of our debt covenants (including failures stemming from our late SEC filings) could result in a default under the related debt agreement, and under any commodity derivative contract under which such debt default is a cross-default, which could result in the early termination of the commodity derivative contract (and an early termination payment obligation) and/or otherwise materially adversely affect our business, financial condition and results of operations.
The table below is a summary of our commodity derivatives as of December 31, 2012:

			Weighted Avg
Natural Gas	Period	MMBTU/day	Price per MMBTU
Collars	Jan 2013 - Dec 2013	12,500	$4.50 - $5.96(1)
Swaps	Jan 2013 - Dec 2013	15,500	$3.52
Ceilings sold (call)	Jan 2014 - Dec 2014	16,000	$5.91
			Weighted Avg
Crude Oil	Period	Bbls/day	Price per Bbl
Collars	Jan 2013 - Dec 2013	2,763	$81.38 - $97.61
Three-way collar (2)	Jan 2014 - Dec 2014	663	$65.00 - $85.00 - $91.25
Three-way collar (2)	Jan 2015 - Dec 2015	259	$70.00 - $85.00 - $91.25
Three-way collar (2)	Jan 2013 - Dec 2013	2,000	$60.63 - $80.00 - $100.00
Three-way collar (2)	Jan 2014 - Dec 2014	4,000	$64.94 - $85.00 - $102.50
Three-way collar (3)	Jan 2013 - Dec 2013	763	$65.00 - $91.25 - $101.25
Swaps	Jan 2013 - Dec 2013	1,000	$91.46
Floors sold (put)	Jan 2013 - Dec 2013	1,438	$65.00

(1) Weighted averages prices for sold put and sold call, respectively.
(2) These three-way collars are a combination of three options: a sold put, a purchased put, and a sold call.
(3) This three-way collar is a combination of three options: a sold put, a purchased call, and a sold call.

Currently, Bank of Montreal, KeyBank National Association, Credit Suisse Energy, LLC, UBS AG London Branch, Deutsche Bank AG London Branch, Citibank, N.A., J. Aron & Company, an affiliate of Goldman Sachs, are the only counterparties to our commodity derivatives positions.  We are exposed to credit losses in the event of nonperformance by the counterparties on our commodity derivatives positions.  However, we do not anticipate nonperformance by the counterparties over the term of the commodity derivatives positions.  All counterparties or their affiliates are participants in our senior revolving credit facility, and the collateral for the outstanding borrowings under our senior revolving credit facility is used as collateral for our commodity derivatives with those counterparties.
At December 31, 2012, the Company has preferred stock derivative liabilities resulting from certain conversion features, redemption options, and other features of our Series A Convertible Preferred Units of Eureka Hunter Holdings, LLC. See "Note 4 – Fair Value of Financial Instruments" and "Note 12 — Shareholders’ Equity", for more information.
At December 31, 2012, the Company also has a convertible security embedded derivative asset primarily due to the conversion feature of the promissory note receivable from GreenHunter Resources, Inc. received as partial consideration for the sale of Hunter Disposal, LLC. See "Note 4 – Fair value of Financial Instruments", "Note 7 – Discontinued Operations" and "Note 17 – Related Party Transactions", for additional information.
The following table summarizes the fair value of our derivative contracts as of the dates indicated:

	Derivatives not designated as hedging instruments
	Gross Derivative Assets		Gross Derivative Liabilities
	December 31,		December 31,
	2012	2011	2012	2011
Commodity	(In thousands)
Derivative assets - current	$4,882	$5,732	$—	$—
Derivatives and other long term assets	—	1,192	—	—
Derivative and other current liabilities	—	—	(3,501)	(5,800)
Derivative liabilities - long term	—	—	(3,976)	(6,112)
Total commodity	$4,882	$6,924	$(7,477)	$(11,912)

Financial
Derivative assets - current	$264	$—	$—	$—
Derivative liabilities - long term	—	—	(43,548)	—
Total financial	$264	$—	$(43,548)	$—

The following table summarizes the net gain (loss) on all derivative contracts included in other income (expense) on the consolidated statements of operations for the years ended December 31, 2012, 2011 and 2010:

	For the Year Ended December 31,
	2012	2011	2010
	(in thousands)
Realized gain (loss)	$11,294	$(2,136)	$3,877
Unrealized gain (loss)	10,945	(4,210)	(3,063)
Net gain (loss) on derivative contracts	$22,239	$(6,346)	$814